Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt [abstract]
Summary of Debt

The Company’s debt is as follows:

	December 31, 2024		December 31, 2023
Short-term debt:
Financing of transportation and store equipment	Ps.	121,055	Ps.	112,142
Supplier finance arrangements		684,755		449,850
Credit Lines		120,955		182,145
Total short-term debt	Ps.	926,765	Ps.	744,137
Long-term debt:
Financing of transportation and store equipment	Ps.	106,693	Ps.	127,602
Promissory Notes		—		449,716
Total long-term debt	Ps.	106,693	Ps.	577,318
Total debt	Ps.	1,033,458	Ps.	1,321,455

Summary of Financing of Transportation and Store Equipment

Financing of transportation and store equipment

Financial institution	Effective rate	Remaining contract period (1)	2024		2023
Daimler Chrysler Financial Services	From 12.30 to12.90	1 year	Ps.	120,539	Ps.	111,551
Daimler Chrysler Financial Services	From 12.30 to12.90	From 2 to 4 years		106,271		127,602
Banco Mercantil del Norte	From 2.08 to 14.99	1 year		—		149
NR Finance México, S. A. de C. V., SOFOM E.N.R.	9.43	1 year		—		13
Toyota Financial Services	13.99	1 year		—		70
Grupo Financiero Santander	12.99	1 year		—		123
Arrendadora Afirme	12.98	1 year		—		236
ALD Market Innovation	10.00	1 year		516		—
ALD Market Innovation	10.00	2 years		422		—
Total				227,748		239,744
Short-term				(121,055)		(112,142)
Long-term			Ps.	106,693	Ps.	127,602

Summary of Supplier Finance Arrangements	Supplier finance arrangements (See Note 15)

	December 31, 2024		December 31, 2023
HSBC	Ps.	337,550	Ps.	233,930
Santander		347,205		215,920
Total	Ps.	684,755	Ps.	449,850

Summary of Santander Credit Line

Santander credit line

	Effective Rate	Remaining Contract Period (1)	December 31, 2024		December 31, 2023
Santander credit line	TIIE + 2.00	1 Year	Ps.	120,955	Ps.	—
Santander credit line	TIIE + 3.15	1 Year	Ps.	—	Ps.	182,145
Total short term			Ps.	120,955	Ps.	182,145

Schedule of Debt Under Promissory Notes

As of December 31, 2023, the Company’s debt under the Promissory Notes was Ps. 449,716, which was repaid in February 2024 with the proceeds of the IPO.

	December 31, 2023
Promissory Notes	Amount of the Promissory Notes US$ (1)	Currency	Principal Ps.(1)	Accrued Interest Payable Ps.(1)	Total Ps.(1)	Interest Rate	Maturity
Non-Current
Senior Promissory Notes (Note 13)	94,747,329	US$	7,834	12,620	20,454	14%	Dec 2026
2017 Junior Promissory Notes (Note 13)	5,000,000	US$	13,515	20,627	34,142	15%	Dec 2026
2020 Junior Promissory Notes (Note 13)	650,000	US$	9,291	5,827	15,118	14%	Dec 2026
Convertible Notes (Note 13)	15,000,000	US$	248,569	131,433	380,002	14%	Nov 2026
Total	115,397,329		279,209	170,507	449,716
(1)
These amounts are due to non-related parties, the remaining balance is disclosed as debt to related parties (See Note 13).